Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets [Abstract]
Trading, at fair value		$ 121,205	$ 97,302
Available-for sale, at amortized cost, net of allowance for credit losses, including portfolio level basis adjustments		170,607	137,155
Available-for-sale, at fair value		162,978	130,448
Held-to-maturity, at fair value		193,779	227,316
Equity securities		60,644	57,336
Total loans		912,745	936,682
Assets	[1]	1,929,845	1,932,468
Liabilities
Long-term debt		173,078	207,588
Accrued expenses and other liabilities		78,756	71,210
Liabilities	[2]	1,748,779	1,745,025
Wells Fargo stockholders’ equity:
Preferred stock, aggregate liquidation preference		$ 19,376	$ 20,216
Common stock, par value (in dollars per share)		$ 1.6666	$ 1.6666
Common stock, shares authorized		9,000,000,000	9,000,000,000
Common stock, shares issued		5,481,811,474	5,481,811,474
Treasury stock, shares		2,192,867,645	1,882,948,892
Fair value, recurring [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		$ 4,713	$ 2,892
Equity securities, carried at fair value		22,322	19,841
Equity securities		22,322	19,841
Other assets		168	49
Liabilities
Interest-bearing deposits, carried at fair value		318	1,297
Accrued expenses and other liabilities, carried at fair value		28,530	25,335
Long-term debt, carried at fair value		3,495	2,308
Residential mortgage servicing rights [Member]
Assets [Abstract]
Mortgage servicing rights, carried at fair value		6,844	7,468
Residential mortgage servicing rights [Member] | Fair value, recurring [Member]
Assets [Abstract]
Mortgage servicing rights, carried at fair value		6,844	7,468
Fair value option election [Member]
Liabilities
Interest-bearing deposits, carried at fair value		318	1,297
Long-term debt, carried at fair value		3,495	2,308
Fair value option election [Member] | Fair value, recurring [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		4,713	2,892
Liabilities
Interest-bearing deposits, carried at fair value		318	1,297
Short-term borrowings, carried at fair value		266	219
Long-term debt, carried at fair value		3,495	2,308
Pledged to counterparties that had the right to sell or repledge [Member]
Assets [Abstract]
Trading, at fair value		86,142	62,537
Available-for-sale, at fair value		3,078	5,055
Equity securities		9,774	2,683
Assets		99,455	70,770
Carrying value [Member]
Liabilities
Long-term debt		169,567	205,261
VIEs that we consolidate [Member] | Carrying value [Member]
Assets [Abstract]
Total loans		11,185	4,880
All other assets		671	435
Assets		11,900	5,300
Liabilities
Long-term debt		2,240	0
Accrued expenses and other liabilities		124	115
VIEs that we consolidate [Member] | Carrying value [Member] | Nonrecourse [Member]
Liabilities
Long-term debt		2,200	0
Accrued expenses and other liabilities		124	115
Liabilities		$ 2,400	$ 115

[1]	Our consolidated assets at December 31 2024 and 2023, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Loans, $11.2 billion and $4.9 billion; all other assets, $671 million and $435 million; and Total assets, $11.9 billion and $5.3 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2024 and 2023, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $2.2 billion and $0; Accrued expenses and other liabilities, $124 million and $115 million; and Total liabilities $2.4 billion and $115 million, respectively.